Goodwill from Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill from Business Combination [Abstract]
Schedule of Purchase Consideration

The following table presents the allocation of the purchase consideration:

(in USD)
Cash and cash equivalents	5,024
USDT	84,020,800
Prepaid expenses and other assets, net	17,286,000
Amounts due to related parties	(1,664)
Other payables and accrued liabilities	(3,336,587)
Total identifiable assets and liabilities acquired	97,973,573
Less: Non-controlling interest	76,599,451
Goodwill	21,652,968
Total purchase consideration	43,027,090

Schedule of Financial Position, Results of Operations, or Liquidity	The following table presents Aurelion’s contribution to the Company’s revenue and net income since acquisition:
(in USD)	Acquisition date through December 31, 2025
Revenue	—
Net income	8,709,542
Less: Net income attributable to non-controlling interests	5,944,262
Net income attributable to the Company	2,765,280
This information should not be used as a predictive measure of the Company’s future financial position, results of operations, or liquidity.
(in USD)	Year ended December 31, 2024	Year ended December 31, 2025
Revenue	47,965,630	81,464,308
Net (loss)/income	(2,696,076)	2,212,484
Less: Net (loss) attributable to non-controlling interests	(4,838,616)	(9,222,150)
Net income attributable to the Company	2,142,540	11,434,634